Shareholders' Equity (Details) - Schedule of stock options - Employee Stock [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity (Details) - Schedule of stock options [Line Items]
Number of options, Outstanding, Beginning balance		139,680
Weighted average exercise price, Outstanding, Beginning balance		$ 16.36
Weighted average remaining contractual term (in years), Outstanding, Beginning balance		1 year 2 months 12 days
Aggregate intrinsic value, Outstanding, Beginning balance		$ 181
Number of options, Granted		4,906
Weighted average exercise price, Granted		$ 10.99
Number of options, Exercised
Weighted average exercise price, Exercised
Number of options, Expired and forfeited		(104,580)
Weighted average exercise price, Expired and forfeited		$ 19.3
Number of options, Outstanding, Ending balance	40,006
Weighted average exercise price, Outstanding, Ending balance	$ 8.02
Weighted average remaining contractual term (in years), Outstanding, Ending balance	2 years 9 months 7 days
Aggregate intrinsic value, Outstanding, Ending balance	$ 117
Number of options, Outstanding, Vested and expected to vest	40,006
Weighted average exercise price, Vested and expected to vest	$ 8.02
Weighted average remaining contractual term (in years), Vested and expected to vest	2 years 9 months 7 days
Aggregate intrinsic value, Vested and expected to vest	$ 117
Number of options, Exercisable	30,319
Weighted average exercise price, Exercisable	$ 7.83
Weighted average remaining contractual term (in years), Exercisable	2 years 7 months 28 days
Aggregate intrinsic value, Exercisable	$ 94